Property, Plant and Equipment - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 138	$ 143	$ 171
Cash payment on acquisition of property, plant and equipment	77	71	58
Depreciation for the year	122	128	$ 129
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	205	169
Leased properties and motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	138	143
Motor vehicles held for leasing | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	150	130
Cash payment on acquisition of property, plant and equipment	38	43
Purchase of property plant and equipment through lease liabilities	26	7
Motor vehicles held for leasing | Secured bank loan financing | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	$ 86	$ 80